Long-term Obligations under Capital Lease - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($) Vessel	Dec. 31, 2017 USD ($) Vessel
Sale Leaseback Transaction [Line Items]
Number of vessels under construction | Vessel		1
COSCO Pride - 13100 TEU vessel [Member]
Sale Leaseback Transaction [Line Items]
Financing from lessor	$ 144,185,000
Terms of leases	12 years
Lease payments include an interest component based on three month LIBOR plus margin percentage	2.60%
Carrying value of vessels being funded	$ 136,311,000
COSCO Pride - 13100 TEU vessel [Member] | Maximum [Member]
Sale Leaseback Transaction [Line Items]
Outstanding balance at end of lease term	48,000,000
COSCO Faith - 13100 TEU vessel [Member]
Sale Leaseback Transaction [Line Items]
Financing from lessor	$ 109,000,000
Terms of leases	12 years
Lease payments include an interest component based on three month LIBOR plus margin percentage	3.00%
Carrying value of vessels being funded	$ 139,407,000
Amount of option to purchase the vessel from the lessor	$ 1
Weighted average rate of interest, including the margin	5.64%	4.80%
Leases for three 4500 TEU vessels [Member]
Sale Leaseback Transaction [Line Items]
Terms of leases	5 years
Carrying value of vessels being funded	$ 215,080,000
Refinancing from lessor	150,000,000
Leases for Five 4500 TEU vessels [Member]
Sale Leaseback Transaction [Line Items]
Carrying value of vessels being funded	$ 490,798,000	$ 602,695,000
Number of vessels | Vessel	5	5
11000 TEU Newbuilding Vessels [Member]
Sale Leaseback Transaction [Line Items]
Financing from lessor	$ 420,750,000
Terms of leases	17 years
Lease payments include an interest component based on three month LIBOR plus margin percentage	3.30%
Lease financing, number of vessels | Vessel	5
Commitment fee on undrawn amount	0.80%